SUBSEQUENT EVENTS (Details) (USD $)	12 Months Ended	3 Months Ended		0 Months Ended	12 Months Ended	0 Months Ended	1 Months Ended
	Dec. 31, 2013	Mar. 25, 2014 Subsequent Event [Member]	Mar. 25, 2014 Prestonwood Country Club [Member] [Domain] Subsequent Event [Member]	Feb. 07, 2014 Performance Shares [Member] 2012 Stock Award Plan Subsequent Event [Member]	Dec. 25, 2012 RSUs 2012 Stock Award Plan	Feb. 07, 2014 RSUs 2012 Stock Award Plan Subsequent Event [Member]	Jan. 17, 2014 RSUs 2012 Stock Award Plan Subsequent Event [Member]
Subsequent Event [Line Items]
Units granted				111,610	12,552	111,589	103,886
Payments to Acquire Businesses, Gross			$ 11,200,000
Business Combination, Consideration Transferred			10,900,000
Distributions declared, but unpaid	$ 7,654,000	$ 7,700,000
Common Stock, Dividends, Per Share, Declared	$ 0.12	$ 0.12